EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 37,168	$ 22,823	$ 7,960
Net income	1,203	215	(202)
OCI	(388)	109	133
Comprehensive income (loss)	815	324	(69)
Attributable to other ownership interests, Comprehensive income	535	239	(74)
Attributable to other ownership interests, Distributions	1,995	388	40
Attributable to partnership, Distributions	32	31	12
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	30,847	20,874	6,393
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,418	3	0
Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,896	1,939	1,566
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,878	1,509	1,344
Net income	133	383	148
OCI	(31)	(38)	(138)
Comprehensive income (loss)	102	345	10
Attributable to other ownership interests, Comprehensive income	94	281	(3)
Attributable to other ownership interests, Distributions	102	217	55
Attributable to partnership, Comprehensive income	8	64	13
Attributable to partnership, Distributions	29	59	25
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	605	397	403
Net income	102	81	49
OCI	(15)	0	0
Comprehensive income (loss)	87	81	49
Attributable to other ownership interests, Comprehensive income	85	54	32
Attributable to other ownership interests, Distributions	7	45	38
Attributable to partnership, Comprehensive income	2	27	17
Attributable to partnership, Distributions	10	22	20
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	828	301
Net income	(31)	(25)
OCI	2	2
Comprehensive income (loss)	(29)	(23)
Attributable to other ownership interests, Comprehensive income	(25)	(17)
Attributable to other ownership interests, Distributions	9	3
Attributable to partnership, Comprehensive income	(4)	(6)
Attributable to partnership, Distributions	4	1
Investments accounted for using equity method | Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	445	811	941
Net income	62	327	99
OCI	(18)	(40)	(138)
Comprehensive income (loss)	44	287	(39)
Attributable to other ownership interests, Comprehensive income	34	244	(35)
Attributable to other ownership interests, Distributions	86	169	17
Attributable to partnership, Comprehensive income	10	43	(4)
Attributable to partnership, Distributions	$ 15	$ 36	$ 5